Risk management (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest-earning assets:
Financial Assets Held For Trading	R$ 54,038	R$ 83,651	R$ 45,189
Debt instruments	32,139	59,127	23,793
Equity instruments	490	397	405
Trading derivatives	21,410	24,126	20,990
Available-For-Sale Financial Assets	90,609	59,780	67,046
Debt instruments	89,503	57,794	65,883
Equity instruments	1,107	1,985	1,162
Other Financial Assets At Fair Value Through Profit Or Loss	1,622	1,611	1,991
Debt instruments	1,589	1,569	1,418
Equity instruments	33	42	574
Non-Current Assets Held For Sale	10,593	9,936	9,881
Reserves from Brazilian Central Bank	59,051	58,594	52,183
Loans and Receivables	295,835	296,536	282,648
Total	511,750	510,108	458,938
Interest-bearing liabilities:
Deposits from credit institutions	334,474	306,708	294,663
Subordinated debts	8,829	8,783	17,815
Marketable debt securities	69,348	103,921	97,461
Trading derivatives	20,310	19,912	16,627
Short positions	32,531	31,551	20,899
Total	465,492	470,875	447,465
0 to 30 days
Interest-earning assets:
Financial Assets Held For Trading	5,541	26,960	3,399
Debt instruments	653	20,232	1,225
Equity instruments	490	397	405
Trading derivatives	4,398	6,331	1,769
Available-For-Sale Financial Assets	2,032	2,940	2,210
Debt instruments	925	954	1,047
Equity instruments	1,107	1,985	1,162
Other Financial Assets At Fair Value Through Profit Or Loss	72	80	611
Debt instruments	38	38	38
Equity instruments	33	42	574
Non-Current Assets Held For Sale	80	79	80
Reserves from Brazilian Central Bank	59,051	58,594	52,183
Loans and Receivables	22,033	16,435	20,259
Total	88,809	105,088	78,742
Interest-bearing liabilities:
Deposits from credit institutions	150,719	135,457	116,365
Subordinated debts	0	0	44
Marketable debt securities	4,436	6,214	8,070
Trading derivatives	4,618	6,046	1,550
Short positions	32,531	31,551	20,899
Total	192,304	179,268	146,928
31 to 180 days
Interest-earning assets:
Financial Assets Held For Trading	1,779	5,242	5,288
Debt instruments	890	2,370	1,806
Equity instruments	0	0	0
Trading derivatives	889	2,872	3,482
Available-For-Sale Financial Assets	1,272	1,350	3,109
Debt instruments	1,272	1,350	3,109
Equity instruments	0	0	0
Other Financial Assets At Fair Value Through Profit Or Loss	13	14	12
Debt instruments	13	14	12
Equity instruments	0	0	0
Non-Current Assets Held For Sale	168	168	163
Reserves from Brazilian Central Bank	0	0	0
Loans and Receivables	81,275	99,924	79,073
Total	84,507	106,698	87,645
Interest-bearing liabilities:
Deposits from credit institutions	46,254	49,973	39,972
Subordinated debts	789	268	87
Marketable debt securities	36,208	40,229	24,823
Trading derivatives	659	1,308	3,671
Short positions	0	0	0
Total	83,909	91,778	68,553
181 to 365 days
Interest-earning assets:
Financial Assets Held For Trading	6,556	4,593	6,917
Debt instruments	5,739	2,711	4,542
Equity instruments	0	0	0
Trading derivatives	818	1,882	2,374
Available-For-Sale Financial Assets	17,092	1,761	8,643
Debt instruments	17,092	1,761	8,643
Equity instruments	0	0	0
Other Financial Assets At Fair Value Through Profit Or Loss	50	50	48
Debt instruments	50	50	48
Equity instruments	0	0	0
Non-Current Assets Held For Sale	222	220	215
Reserves from Brazilian Central Bank	0	0	0
Loans and Receivables	34,430	32,590	40,635
Total	58,351	39,214	56,458
Interest-bearing liabilities:
Deposits from credit institutions	62,605	46,686	36,960
Subordinated debts	257	255	7,990
Marketable debt securities	12,313	33,336	12,484
Trading derivatives	504	1,268	1,430
Short positions	0	0	0
Total	75,679	81,545	58,864
1 to 5 years
Interest-earning assets:
Financial Assets Held For Trading	29,968	31,938	21,436
Debt instruments	16,709	23,479	12,038
Equity instruments	0	0	0
Trading derivatives	13,259	8,459	9,398
Available-For-Sale Financial Assets	46,502	42,683	31,242
Debt instruments	46,502	42,683	31,242
Equity instruments	0	0	0
Other Financial Assets At Fair Value Through Profit Or Loss	479	486	427
Debt instruments	479	486	427
Equity instruments	0	0	0
Non-Current Assets Held For Sale	3,082	2,920	2,096
Reserves from Brazilian Central Bank	0	0	0
Loans and Receivables	86,645	79,467	82,695
Total	166,677	157,494	137,896
Interest-bearing liabilities:
Deposits from credit institutions	69,778	69,605	95,602
Subordinated debts	7,784	8,260	9,694
Marketable debt securities	15,544	23,647	52,032
Trading derivatives	12,243	7,123	7,122
Short positions	0	0	0
Total	105,349	108,635	164,450
Above 5 years
Interest-earning assets:
Financial Assets Held For Trading	10,194	14,918	8,149
Debt instruments	8,148	10,335	4,182
Equity instruments	0	0	0
Trading derivatives	2,046	4,582	3,967
Available-For-Sale Financial Assets	23,711	11,046	21,842
Debt instruments	23,711	11,046	21,842
Equity instruments	0	0	0
Other Financial Assets At Fair Value Through Profit Or Loss	1,008	981	893
Debt instruments	1,008	981	893
Equity instruments	0	0	0
Non-Current Assets Held For Sale	7,040	6,549	7,327
Reserves from Brazilian Central Bank	0	0	0
Loans and Receivables	71,453	68,120	59,986
Total	113,406	101,614	98,197
Interest-bearing liabilities:
Deposits from credit institutions	5,119	4,987	5,764
Subordinated debts	0	0	0
Marketable debt securities	847	495	52
Trading derivatives	2,285	4,167	2,854
Short positions	0	0	0
Total	R$ 8,251	R$ 9,649	R$ 8,670